Neuberger Berman Income Funds®

Supplement to the Prospectus dated February 28, 2009, as supplemented

Investor Class

The second paragraph in the section entitled “Maintaining Your Account” under the subheading “When you buy shares” is deleted.

Neuberger Berman High Income Bond Fund Investor Class Closed to New Investors

Beginning June 15, 2009, only certain investors will be allowed to purchase Investor Class shares of Neuberger Berman High Income Bond Fund, as follows:

•

Grandfathered Investors may purchase Investor Class shares of Neuberger Berman High Income Bond Fund. “Grandfathered Investors” are investors in the Neuberger Berman family of funds who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account in Investor Class or Trust Class shares since that date.

•

Investors in the Neuberger Berman family of funds who established accounts in Investor Class shares of Neuberger Berman High Income Bond Fund prior to June 15, 2009, and who continuously maintain an account in Investor Class shares of the Fund, may continue to purchase Investor Class shares of the Fund.

The date of this supplement is June 15, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264

www.nb.com

Neuberger Berman Income Funds®

Supplement to the Prospectuses dated February 28, 2009 and May 15, 2009, as amended

Neuberger Berman Core Bond Fund
Neuberger Berman High Income Bond Fund
Neuberger Berman Strategic Income Fund

Class A and Class C

The first paragraph in the section entitled “Grandfathered Investors” in the Class A and Class C prospectuses for the Funds is deleted and replaced with the following paragraph:

“Grandfathered Investors” are investors in the Neuberger Berman family of funds who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account in Investor Class or Trust Class shares since that date. Investor Class shares are sold with no initial sales charge and no 12b-1 fee (except for Investor Class shares of Neuberger Berman Core Bond Fund, which has a 12b-1 fee). Trust Class shares are sold with no initial sales charge and may have a 12b-1 fee.

The date of this supplement is June 15, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264
www.nb.com

Neuberger Berman Income Funds®

Supplement to the Prospectus dated February 28, 2009, as supplemented

Neuberger Berman Strategic Income Fund

Trust Class

The second paragraph in the section entitled “Your Investment” is deleted.

The date of this supplement is June 15, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264
www.nb.com